Stockholders' Equity (Deficit) - Summary of Stock Option Activities for 2006 Plan and 2013 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Note [Abstract]
Options, Outstanding at beginning of period	5,749,015	5,011,063
Options, Granted	3,166,710	1,175,579
Options, Exercised	(148,763)	(243,545)
Options, Canceled/forfeited/expired	(538,575)	(194,082)
Options, Outstanding at end of period	8,228,387	5,749,015	5,011,063
Options, Vested and expected to vest at December 31, 2016	8,128,630
Options, Exercisable at December 31, 2016	4,238,105
Weighted-Average Exercise Price Per Share, Outstanding at beginning of period	$ 10.72	$ 10.20
Weighted-Average Exercise Price Per Share, Granted	4.57	12.01
Weighted-Average Exercise Price Per Share, Exercised	1.15	1.38
Weighted-Average Exercise Price Per Share, Canceled/forfeited/expired	12.62	16.86
Weighted-Average Exercise Price Per Share, Outstanding at end of period	8.40	$ 10.72	$ 10.20
Weighted-Average Exercise Price Per Share, Vested and expected to vest at December 31, 2016	8.42
Weighted-Average Exercise Price Per Share, Exercisable at December 31, 2016	$ 9.86
Weighted-Average Remaining Contractual Life, Outstanding	7 years 11 months 1 day	7 years 11 months 27 days	8 years 7 months 13 days
Weighted-Average Remaining Contractual Life, Vested and expected to vest at December 31, 2016	7 years 10 months 28 days
Weighted-Average Remaining Contractual Life, Exercisable at December 31, 2016	6 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding at beginning period	$ 19,158	$ 23,534
Aggregate Intrinsic Value, Exercised	1,049	2,540
Aggregate Intrinsic Value, Outstanding at end of period	1,593	$ 19,158	$ 23,534
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2016	1,592
Aggregate Intrinsic Value, Exercisable at December 31, 2016	$ 1,554